Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	Apr. 30, 2024
FPA Flexible Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	FPFIX
FPA Flexible Fixed Income Fund | Advisor Class
Prospectus:
Trading Symbol	FFIAX
Institutional & Investor Class Prospectus | FPA Crescent Fund | Institutional Class
Prospectus:
Trading Symbol	FPACX
Institutional & Investor Class Prospectus | FPA Crescent Fund | Investor Class
Prospectus:
Trading Symbol	FPFRX
Supra Institutional Class Prospectus | FPA Crescent Fund | Supra Institutional Class
Prospectus:
Trading Symbol	FPCSX